Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,372,379	$ 3,290,566
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	802,141	731,642
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 6.01% (B), 10/20/2034 (A)	7,305,000	7,096,618
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	227,449	218,619
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 5.79% (B), 10/18/2030 (A)	6,155,431	6,110,041
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 6.03% (B), 07/20/2030 (A)	10,247,922	10,192,060
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A,
3-Month LIBOR + 1.24%, 6.03% (B), 07/15/2036 (A)	4,000,000	3,938,224
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	3,250,000	3,254,152
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	9,323,646	7,119,406
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,630,769	2,952,771
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	4,805,040	3,981,817
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,567,465	1,545,829
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2,
3.81%, 03/18/2025	4,188,000	4,149,932
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	350,116	341,213
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	493,740	482,079
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	938,397	826,192
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	255,159	250,488
MVW LLC
Series 2022-1A, Class A,
4.15%, 11/21/2039 (A)	7,231,053	6,988,994
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	367,780	349,464

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	$ 11,450,000	$ 11,100,638
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	7,643,553	7,398,754
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 6.00% (B), 01/20/2031 (A)	3,600,000	3,574,656
Orange Lake Timeshare Trust
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	702,047	680,990
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	574,397	556,968
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	460,197	442,945
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 5.91% (B), 07/20/2030 (A)	7,546,484	7,489,984
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 4.86% (B), 11/25/2046 (A)	406,415	364,862
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	922,555	914,536
Series 2019-1A, Class A,
3.20%, 01/20/2036 (A)	871,719	844,365
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	1,981,179	1,910,920
Series 2021-1A, Class A,
0.99%, 11/20/2037 (A)	2,496,294	2,325,619
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	412,235	406,088
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	658,462	641,088
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,282,806	1,223,431
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	1,927,878	1,841,497
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	2,776,317	2,686,929
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,377,903	2,214,562
Series 2019-1, Class A1,
3.73% (B), 03/25/2058 (A)	6,908,057	6,649,450
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	2,279,868	2,042,465
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	4,500,000	4,081,234

Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	$ 1,267,536	$ 1,261,912
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 5.95% (B), 10/20/2028 (A)	4,430,493	4,393,782

Total Asset-Backed Securities (Cost $133,343,859)		128,867,782

CORPORATE DEBT SECURITIES - 33.2%
Aerospace & Defense - 0.7%
Boeing Co.
3.50%, 03/01/2039	7,305,000	5,673,338
5.15%, 05/01/2030	5,153,000	5,182,356
5.81%, 05/01/2050	2,508,000	2,541,062
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	6,384,000	5,389,993

		18,786,749

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	9,977,000	7,818,145

Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	161	143
United Airlines Pass-Through Trust
3.75%, 03/03/2028	3,926,041	3,659,962

		3,660,105

Auto Components - 0.2%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	3,121,000	2,687,437
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	3,645,000	3,519,681

		6,207,118

Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	1,445,000	1,433,135
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	3,512,000	3,656,036

		5,089,171

Banks - 4.0%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	5,715,000	5,442,682
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	11,175,000	10,770,011
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	7,149,000	7,501,096
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	12,004,000	11,225,149
Commerzbank AG
8.13%, 09/19/2023 (A)	7,251,000	7,317,485
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,745,000	2,677,222
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	9,500,000	10,367,470

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	$ 7,011,000	$ 6,293,416
Fixed until 02/01/2027, 3.78% (B), 02/01/2028	2,474,000	2,374,574
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	11,009,000	11,326,253
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (B), 11/15/2033	5,002,000	5,700,660
Truist Financial Corp.
5.12% (B), 01/26/2034	7,666,000	7,742,896
Wells Fargo & Co.
Fixed until 07/25/2027, 4.81% (B), 07/25/2028	9,666,000	9,630,141
Fixed until 06/15/2024 (D), 5.90% (B)	2,943,000	2,873,104

		101,242,159

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	4,846,000	4,445,334
Constellation Brands, Inc.
3.15%, 08/01/2029	1,440,000	1,311,596
3.70%, 12/06/2026	1,889,000	1,822,420
Diageo Capital PLC
5.50%, 01/24/2033	2,774,000	2,995,295

		10,574,645

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	2,346,000	2,249,589
4.05%, 11/21/2039	3,184,000	2,857,280
Amgen, Inc.
2.00%, 01/15/2032	2,411,000	1,947,401
CSL Finance PLC
4.63%, 04/27/2042 (A)	2,753,000	2,629,720
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,594,000	1,413,347

		11,097,337

Building Products - 0.7%
Carlisle Cos., Inc.
2.20%, 03/01/2032	3,830,000	3,048,997
3.75%, 12/01/2027	3,740,000	3,581,485
Carrier Global Corp.
2.72%, 02/15/2030	2,352,000	2,049,977
Owens Corning
7.00%, 12/01/2036	8,147,000	9,252,508

		17,932,967

Capital Markets - 1.8%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	4,526,000	4,137,555
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	8,211,000	7,850,311
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	3,026,000	2,929,880
Fixed until 05/24/2023, 4.30% (B), 05/24/2028	6,871,000	6,701,454
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	8,768,000	7,490,753

Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	$ 1,138,000	$ 1,012,013
Fixed until 07/20/2032, 4.89% (B), 07/20/2033	5,027,000	4,966,157
Fixed until 02/01/2028, 5.12% (B), 02/01/2029	4,082,000	4,119,778
Northern Trust Corp.
6.13%, 11/02/2032	6,903,000	7,571,914

		46,779,815

Chemicals - 0.2%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	4,965,000	4,107,820

Commercial Services & Supplies - 0.6%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,015,000	4,459,739
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	3,037,000	2,828,482
5.55%, 05/30/2033 (A)	3,822,000	3,828,210
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	6,048,000	4,925,249

		16,041,680

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	3,740,000	3,203,885

Consumer Finance - 1.4%
Ally Financial, Inc.
8.00%, 11/01/2031	7,297,000	7,991,219
BMW US Capital LLC
2.80%, 04/11/2026 (A)	4,981,000	4,722,283
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,702,000	6,281,785
6.95%, 03/06/2026	4,750,000	4,858,728
General Motors Financial Co., Inc.
5.00%, 04/09/2027	4,041,000	3,997,248
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	4,767,000	3,861,601
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	3,463,000	2,982,546

		34,695,410

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	3,740,000	3,379,058

Diversified Financial Services - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	6,388,000	4,962,319
4.45%, 04/03/2026	6,232,000	6,035,737
4.50%, 09/15/2023	4,363,000	4,338,976
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	3,332,000	2,962,388
5.50%, 12/15/2024 (A)	8,463,000	8,377,759
Equitable Holdings, Inc.
5.59%, 01/11/2033	7,468,000	7,626,169

		34,303,348

Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	879,168

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 5,851,000	$ 4,705,503
2.99%, 10/30/2056	9,757,000	6,449,569

		12,034,240

Electric Utilities - 1.4%
Appalachian Power Co.
3.40%, 06/01/2025	4,135,000	4,002,357
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	614,000	630,661
DTE Electric Co.
4.30%, 07/01/2044	7,295,000	6,662,076
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	11,944,000	10,372,865
Duke Energy Progress LLC
3.60%, 09/15/2047	2,726,000	2,168,031
Entergy Arkansas LLC
3.70%, 06/01/2024	1,493,000	1,473,268
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	707,000	744,298
Pacific Gas & Electric Co.
2.50%, 02/01/2031	4,892,000	3,937,713
PacifiCorp
3.60%, 04/01/2024	3,749,000	3,694,234
5.75%, 04/01/2037	535,000	572,986
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,955,000	1,885,273

		36,143,762

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
2.95%, 02/15/2032	5,137,000	4,249,751
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,395,000	3,392,451
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	4,143,000	3,751,072

		11,393,274

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	5,457,000	5,199,091
Schlumberger Investment SA
3.65%, 12/01/2023	1,121,000	1,108,096

		6,307,187

Equity Real Estate Investment Trusts - 2.6%
American Tower Trust #1
3.65%, 03/23/2028 (A)	2,800,000	2,625,696
Broadstone Net Lease LLC
2.60%, 09/15/2031	6,211,000	4,728,788
Corporate Office Properties LP
2.00%, 01/15/2029	1,623,000	1,283,470
2.25%, 03/15/2026	1,209,000	1,092,879
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	2,844,000	2,601,767
Office Properties Income Trust
3.45%, 10/15/2031 (C)	2,512,000	1,759,016
Physicians Realty LP
2.63%, 11/01/2031	7,157,000	5,859,792
Realty Income Corp.
5.63%, 10/13/2032	2,319,000	2,452,163
SBA Tower Trust
1.63%, 05/15/2051 (A)	6,278,000	5,474,388
1.88%, 07/15/2050 (A)	1,100,000	987,548
2.84%, 01/15/2050 (A)	13,134,000	12,411,035
6.60%, 01/15/2028 (A)	3,650,000	3,796,451

Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Simon Property Group LP
2.20%, 02/01/2031 (C)	$ 3,744,000	$ 3,079,959
Ventas Realty LP
3.25%, 10/15/2026	5,018,000	4,719,393
VICI Properties LP
4.95%, 02/15/2030	6,748,000	6,521,109
Weyerhaeuser Co.
4.00%, 04/15/2030	5,505,000	5,183,226

		64,576,680

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	5,842,000	4,647,356
Sysco Corp.
3.30%, 07/15/2026	5,932,000	5,699,240

		10,346,596

Food Products - 0.8%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031 (C)	6,218,000	5,311,785
Cargill, Inc.
5.13%, 10/11/2032 (A)	2,894,000	3,001,017
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (A)	2,483,000	2,131,283
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (A)	6,300,000	5,126,625
Viterra Finance BV
4.90%, 04/21/2027 (A)	5,002,000	4,801,280

		20,371,990

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	3,484,000	3,234,092
5.75%, 12/06/2052 (A)	2,593,000	2,780,038
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030 (A)	2,577,000	2,729,343

		8,743,473

Health Care Providers & Services - 1.5%
Centene Corp.
3.38%, 02/15/2030	7,847,000	6,898,455
Cigna Corp.
2.40%, 03/15/2030	4,530,000	3,900,454
CVS Health Corp.
2.70%, 08/21/2040	3,472,000	2,495,819
Elevance Health, Inc.
2.25%, 05/15/2030	4,034,000	3,433,642
5.13%, 02/15/2053	4,316,000	4,306,839
HCA, Inc.
4.13%, 06/15/2029	3,196,000	3,031,281
5.25%, 04/15/2025	1,795,000	1,796,048
5.50%, 06/15/2047	2,893,000	2,736,503
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,929,000	2,618,010
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,520,000	1,403,796
UnitedHealth Group, Inc.
6.05%, 02/15/2063	4,135,000	4,804,200

		37,425,047

Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc.
2.95%, 03/15/2031	402,000	337,299
3.80%, 02/15/2028	2,801,000	2,642,871

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp.
1.80%, 10/01/2024	$ 2,477,000	$ 2,347,519
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (A)	6,515,000	5,536,900

		10,864,589

Industrial Conglomerates - 0.3%
General Electric Co.
4.13%, 10/09/2042	2,771,000	2,357,794
4.50%, 03/11/2044	4,688,000	4,304,551

		6,662,345

Insurance - 1.3%
Aon Corp. / Aon Global Holdings PLC
5.00%, 09/12/2032	6,254,000	6,371,955
Global Atlantic Finance Co.
3.13%, 06/15/2031 (A)	9,317,000	7,165,805
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	3,400,000	3,472,250
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (A)	10,038,000	9,531,579
6.63%, 05/01/2031 (A)	1,348,000	1,312,186
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	5,651,000	4,865,344

		32,719,119

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024 (C)	4,652,000	4,600,189
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	2,683,000	2,641,775

		7,241,964

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,902,000	1,758,322

Machinery - 0.2%
CNH Industrial Capital LLC
5.45%, 10/14/2025	5,538,000	5,625,670

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	3,602,000	2,828,730
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	2,020,000	1,844,361
Comcast Corp.
2.94%, 11/01/2056	1,620,000	1,096,980
NBCUniversal Media LLC
4.45%, 01/15/2043	3,353,000	3,126,368
Paramount Global
4.20%, 05/19/2032	4,116,000	3,538,149

		12,434,588

Metals & Mining - 0.8%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,101,457
ArcelorMittal SA
6.55%, 11/29/2027	5,937,000	6,192,236

Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	$ 7,230,000	$ 7,205,418
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,976,000	4,141,763

		20,640,874

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	4,781,000	4,751,032
CMS Energy Corp.
3.88%, 03/01/2024	723,000	711,322
4.88%, 03/01/2044	974,000	925,043

		6,387,397

Oil, Gas & Consumable Fuels - 2.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	3,125,000	2,784,178
Chevron USA, Inc.
3.25%, 10/15/2029	4,089,000	3,849,904
Energy Transfer LP
4.90%, 02/01/2024	2,863,000	2,851,709
5.15%, 03/15/2045	1,668,000	1,499,899
5.55%, 02/15/2028	2,532,000	2,573,094
5.95%, 10/01/2043	1,293,000	1,276,013
7.60%, 02/01/2024	4,041,000	4,111,911
Enterprise Products Operating LLC
4.25%, 02/15/2048	8,341,000	7,157,426
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	3,178,000	3,149,441
Occidental Petroleum Corp.
5.55%, 03/15/2026	7,343,000	7,416,430
ONEOK, Inc.
6.10%, 11/15/2032	5,869,000	6,156,488
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,697,256
6.88%, 08/04/2026	1,410,000	1,379,101
7.69%, 01/23/2050	641,000	477,943
Pioneer Natural Resources Co.
2.15%, 01/15/2031	6,139,000	5,067,483
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	3,097,000	2,773,033
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,888,000	2,785,641
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	323,000	312,493
Shell International Finance BV
2.50%, 09/12/2026	3,121,000	2,935,929
3.75%, 09/12/2046	2,857,000	2,425,680
Williams Cos., Inc.
5.40%, 03/04/2044	1,095,000	1,065,629

		64,746,681

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027	2,762,000	2,610,269

Pharmaceuticals - 0.6%
Astrazeneca Finance LLC
1.20%, 05/28/2026	2,588,000	2,334,671
AstraZeneca PLC
4.38%, 08/17/2048	4,122,000	3,931,515
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	4,174,000	4,045,798

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC
2.20%, 09/02/2030	$ 4,157,000	$ 3,380,068
Viatris, Inc.
2.30%, 06/22/2027	2,488,000	2,190,787

		15,882,839

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	4,000,000	3,834,582
5.10%, 12/15/2027	4,636,000	4,698,482

		8,533,064

Road & Rail - 0.8%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	8,743,000	8,196,620
5.50%, 01/15/2026 (A)	3,257,000	3,198,088
Norfolk Southern Corp.
4.55%, 06/01/2053	8,190,000	7,592,737

		18,987,445

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	6,496,000	6,194,035
Broadcom, Inc.
1.95%, 02/15/2028 (A)	2,070,000	1,793,666
3.50%, 02/15/2041 (A)	3,314,000	2,524,452
KLA Corp.
3.30%, 03/01/2050 (C)	4,337,000	3,342,263
Microchip Technology, Inc.
0.98%, 09/01/2024	4,561,000	4,269,326
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	840,999
3.40%, 05/01/2030	1,216,000	1,086,662
QUALCOMM, Inc.
3.25%, 05/20/2027	3,552,000	3,417,898
3.25%, 05/20/2050 (C)	3,819,000	2,976,811
Skyworks Solutions, Inc.
1.80%, 06/01/2026	2,526,000	2,255,318
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	5,908,000	4,726,568

		33,427,998

Software - 1.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (C)	570,000	489,188
Infor, Inc.
1.75%, 07/15/2025 (A)	5,112,000	4,651,227
Oracle Corp.
3.65%, 03/25/2041	3,404,000	2,684,285
6.90%, 11/09/2052	5,825,000	6,694,460
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	6,520,000	6,312,607
Workday, Inc.
3.50%, 04/01/2027	6,126,000	5,853,962

		26,685,729

Specialty Retail - 0.2%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	4,632,000	4,284,700

Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.65%, 05/11/2050	$ 3,716,000	$ 2,616,939
Western Digital Corp.
2.85%, 02/01/2029	1,526,000	1,243,812

		3,860,751

Tobacco - 0.4%
BAT Capital Corp.
2.26%, 03/25/2028	5,667,000	4,863,799
Philip Morris International, Inc.
5.63%, 11/17/2029	4,540,000	4,731,247

		9,595,046

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,908,774
Sprint LLC
7.88%, 09/15/2023	2,873,000	2,915,857
T-Mobile USA, Inc.
3.50%, 04/15/2031	4,213,000	3,769,878
3.88%, 04/15/2030	6,794,000	6,345,169

		14,939,678

Total Corporate Debt Securities (Cost $870,524,984)		840,150,729

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Chile - 0.0% (E)
Chile Government International Bonds
3.50%, 01/25/2050 (C)	825,000	620,165

Colombia - 0.2%
Colombia Government International Bonds
4.50%, 01/28/2026	3,650,000	3,484,087

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (A)	3,205,000	3,224,273

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,375,079

Panama - 0.0% (E)
Panama Government International Bonds
3.88%, 03/17/2028	735,000	700,871

Peru - 0.0% (E)
Peru Government International Bonds
7.35%, 07/21/2025	390,000	410,396

Poland - 0.0% (E)
Republic of Poland Government International Bonds
3.00%, 03/17/2023	500,000	498,495

Qatar - 0.1%
Qatar Government International Bonds
3.88%, 04/23/2023 (A)	913,000	909,761

Total Foreign Government Obligations (Cost $12,888,671)		12,223,127

	Principal	Value
MORTGAGE-BACKED SECURITIES - 6.5%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.62%, 5.13% (B), 08/25/2035	$ 290,394	$ 248,234
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	442,773	365,520
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 5.13% (B), 11/20/2035	334,878	273,399
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	4,664,828	1,978,923
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	694,719	384,211
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	1,747,655	1,708,924
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
3.92% (B), 11/25/2034	25,952	23,875
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
4.17% (B), 02/25/2034	20,284	18,729
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 5.09% (B), 04/25/2035	65,604	58,698
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	5,694,994	5,085,148
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	1,280,763	1,261,961
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	4,165,000	4,094,327
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	232,034	217,944
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	185,952	174,947
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	1,113,749	1,062,238
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	557,424
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	12,640,000	12,419,819
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	17,005,000	15,931,393
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 4.69% (B), 12/27/2036 (A)	124,619	123,443
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	6,276,215	5,252,430
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,129,043	3,683,220
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	3,800,000	3,587,236
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (A)	6,050,000	5,702,855
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	4,570,000	4,301,523
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
0.00% (B), 03/18/2035	3,560	3,153

Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 5.03% (B), 06/19/2034	$ 112,507	$ 99,081
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 5.31% (B), 10/25/2034	5,379	5,157
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.22% (B), 08/25/2037	287,330	217,289
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	909,576
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.98% (B), 02/25/2034	12,013	10,807
Series 2006-A2, Class 5A1,
4.18% (B), 11/25/2033	7,293	6,971
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	152,496	63,554
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (A)	5,765,000	5,051,232
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	5,024,000	4,367,012
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
3.67% (B), 11/25/2035 (A)	192,455	115,254
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 5.15% (B), 10/25/2028	4,567	4,258
Series 2004-A1, Class 2A1,
3.43% (B), 02/25/2034	45,065	41,393
Series 2005-A4, Class 2A2,
3.22% (B), 07/25/2035	41,627	35,911
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B,
4.40% (B), 08/15/2046	1,035,000	763,411
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	758,596	703,036
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	313,525	296,723
Series 2014-2A, Class A3,
3.16% (B), 05/25/2054 (A)	246,758	227,487
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	838,572	780,714
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	1,058,383	993,111
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	941,143	878,375
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	1,886,558	1,742,479
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,703,370	1,616,543
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,920,951	1,816,013
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	2,683,961	2,556,981
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,347,339	1,263,617

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	$ 824,017	$ 786,567
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	7,468,312	7,130,102
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,553,640	5,170,385
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	1,407,994	1,323,416
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	2,023,916	1,878,347
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	11,917,000	11,199,177
RALI Trust
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.38%, 4.89% (B), 05/25/2047	268,977	241,268
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
4.11% (B), 07/25/2035	189,811	114,115
Series 2007-3, Class 3A1,
3.49% (B), 04/25/2047	493,051	245,911
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 5.17% (B), 01/19/2034	13,005	12,273
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	10,104,875	9,411,410
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	4,342,959	3,945,696
Series 2022-4, Class A1,
3.75%, 09/25/2062 (A)	14,163,098	13,444,802
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	8,530,000	8,131,649
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 5.09% (B), 07/25/2045	19,275	17,828
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 3.24% (B), 07/25/2047	24,426	511
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	2,804,942
Series 2015-C29, Class AS,
4.01% (B), 06/15/2048	6,250,000	5,967,529

Total Mortgage-Backed Securities (Cost $177,901,514)		164,911,487

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (E)
Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	270,000	307,385

Total Municipal Government Obligation (Cost $319,186)		307,385

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.8%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 2.40% (B), 02/01/2041	20,261	19,941

Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6-Month LIBOR + 1.57%, 2.82% (B), 02/01/2037	$ 1,897	$ 1,854
12-Month LIBOR + 1.66%, 3.18% (B), 01/01/2038	51,899	52,076
6-Month LIBOR + 1.36%, 3.90% (B), 05/01/2037	13,456	13,556
6-Month LIBOR + 2.12%, 3.91% (B), 05/01/2037	4,637	4,525
12-Month LIBOR + 1.73%, 3.98% (B), 09/01/2035	129,693	131,316
12-Month LIBOR + 1.75%, 4.00% (B), 12/01/2034	5,633	5,592
12-Month LIBOR + 1.80%, 4.05% (B), 09/01/2037	9,866	10,052
6-Month LIBOR + 1.57%, 4.72% (B), 04/01/2037	12,020	12,085
5.00%, 12/01/2035	194,168	200,222
6.00%, 05/01/2031	144,697	150,099
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 01/25/2025	10,344,391	10,008,333
2.89%, 06/25/2027	2,930,464	2,880,261
3.01%, 07/25/2025	12,812,000	12,399,153
3.06% (B), 08/25/2024	4,856,562	4,738,701
3.17%, 10/25/2024	17,140,000	16,725,315
3.49%, 01/25/2024	6,965,000	6,870,640
Federal National Mortgage Association
12-Month LIBOR + 1.75%, 2.25% (B), 03/01/2041	11,452	11,246
6-Month LIBOR + 0.94%, 3.37% (B), 08/01/2037	766	765
3.50%, 07/01/2028 - 01/01/2029	831,795	815,945
12-Month LIBOR + 1.74%, 3.74% (B), 08/01/2035	16,249	16,600
4.50%, 02/01/2025 - 04/01/2025	19,922	20,119
6-Month LIBOR + 1.52%, 4.74% (B), 01/01/2035	3,489	3,510
5.00%, 04/01/2039 - 11/01/2039	4,669,488	4,738,163
5.50%, 04/01/2036 - 12/01/2041	2,002,367	2,101,341
6.00%, 02/01/2034 - 01/01/2040	2,051,250	2,147,819
6.50%, 06/01/2038 - 05/01/2040	819,039	870,009
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (B), 02/16/2053	2,372,458	38,019
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,192,514
Uniform Mortgage-Backed Security
2.00%, TBA (F)	85,510,000	74,553,133
2.50%, TBA (F)	155,184,000	137,018,960
3.00%, TBA (F)	110,735,000	101,112,702
3.50%, TBA (F)	115,576,000	108,883,431
4.00%, TBA (F)	73,724,000	71,100,462
4.50%, TBA (F)	41,726,000	41,166,974

Total U.S. Government Agency Obligations (Cost $602,247,167)		602,015,433

U.S. GOVERNMENT OBLIGATIONS - 28.7%
U.S. Treasury - 27.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	21,429,000	12,478,207
1.88%, 02/15/2051 - 11/15/2051	11,868,000	8,081,815
2.00%, 02/15/2050	9,112,000	6,454,571
2.25%, 08/15/2046 - 02/15/2052	29,315,000	21,890,992
2.38%, 02/15/2042 - 05/15/2051	18,112,000	14,447,188

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
2.50%, 02/15/2045 - 05/15/2046	$ 42,510,200	$ 34,037,259
2.75%, 08/15/2042 - 11/15/2047	20,088,500	17,001,519
2.88%, 08/15/2045 - 05/15/2049	9,895,500	8,472,387
3.00%, 05/15/2042 - 08/15/2048	7,297,300	6,439,323
3.00%, 08/15/2052 (C)	51,941,100	45,602,663
3.13%, 02/15/2042 - 05/15/2048	18,503,000	16,839,180
3.63%, 02/15/2044	9,479,600	9,210,764
4.00%, 11/15/2052	5,195,000	5,512,383
5.25%, 02/15/2029	25,842,100	28,025,556
U.S. Treasury Notes
0.25%, 05/31/2025	3,253,000	2,978,401
0.63%, 05/15/2030	2,059,000	1,680,578
0.63%, 08/15/2030 (C)	9,737,000	7,909,411
0.88%, 06/30/2026	16,360,100	14,826,980
1.13%, 02/15/2031	5,731,000	4,812,921
1.25%, 11/30/2026	12,997,000	11,835,901
1.38%, 11/15/2031	37,727,000	31,721,628
1.50%, 08/15/2026 - 02/15/2030	73,171,700	67,038,523
1.63%, 05/15/2026 - 05/15/2031	24,038,900	21,431,248
1.88%, 02/15/2032	21,448,800	18,769,376
2.25%, 11/15/2025 (C)	1,956,500	1,869,451
2.25%, 11/15/2027	70,991,400	66,593,261
2.50%, 08/15/2023 - 05/31/2024	18,970,000	18,696,357
2.63%, 02/15/2029	2,275,400	2,150,786
2.75%, 05/15/2025 - 08/15/2032	72,354,600	67,962,280
2.88%, 05/15/2028 - 05/15/2032	55,371,100	52,882,669
2.88%, 08/15/2028 (C)	12,179,700	11,702,979
3.13%, 11/15/2028	13,172,000	12,813,886
3.25%, 08/31/2024	3,682,000	3,614,113
3.88%, 11/30/2027	5,843,100	5,900,618
4.13%, 09/30/2027 - 11/15/2032	31,951,900	33,411,941

		695,097,115

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	7,506,286	5,404,453
1.75%, 01/15/2028	4,428,383	4,496,625
2.50%, 01/15/2029	13,283,840	14,109,539
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	7,755,655	7,116,268

		31,126,885

Total U.S. Government Obligations (Cost $768,678,207)		726,224,000

	Shares	Value
PREFERRED STOCKS - 0.2%
Banks - 0.2%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 11.17% (B)	184,306	5,293,269

Electric Utilities - 0.0% (E)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B) (C)	7,998	178,755

Total Preferred Stocks (Cost $5,380,762)		5,472,024

Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 16.9%
Banks - 10.1%
Australia & New Zealand Banking Group Ltd.
5.16% (G), 07/10/2023	$ 22,900,000	$ 22,424,596
Bedford Row Funding Corp.
4.65% (G), 02/07/2023	16,927,000	16,912,321
BofA Securities, Inc.
5.21% (G), 07/13/2023	18,008,000	17,606,353
Cooperatieve Rabobank UA
5.05% (G), 07/31/2023	5,000,000	4,878,755
DBS Bank Ltd.
5.08% (G), 07/27/2023	23,785,000	23,204,729
DNB Bank ASA
5.07% (G), 06/20/2023	25,000,000	24,541,208
Korea Development Bank
5.35% (G), 06/14/2023	17,364,000	17,054,280
Lloyds Bank PLC
4.76% (G), 03/03/2023	3,950,000	3,934,650
5.09% (G), 07/18/2023	21,925,000	21,425,797
Mackinac Funding Co. LLC
4.81% (G), 03/01/2023	11,915,000	11,870,896
Macquarie Bank Ltd.
4.62% (G), 02/28/2023	13,550,000	13,501,985
4.70% (G), 02/28/2023	7,541,000	7,514,278
Societe Generale SA
5.22% (G), 06/12/2023	21,000,000	20,630,862
Standard Chartered Bank
5.19% (G), 06/21/2023	25,000,000	24,537,833
Svenska Handelsbanken AB
5.06% (G), 07/24/2023	25,000,000	24,415,408

		254,453,951

Diversified Financial Services - 5.0%
Atlantic Asset Securitization LLC
4.74% (G), 02/15/2023	12,773,000	12,749,045
Cancara Asset Securitisation LLC
4.97% (G), 05/15/2023	1,636,000	1,613,565
Chariot Funding LLC
4.77% (G), 02/10/2023	3,825,000	3,820,238
Glencove Funding LLC
4.74% (G), 02/03/2023	15,000,000	14,994,549
5.02% (G), 06/20/2023	7,000,000	6,868,163
Lexington Parker Capital Co. LLC
4.77% (G), 03/03/2023	14,905,000	14,846,447
Liberty Street Funding LLC
4.83% (G), 02/07/2023	1,275,000	1,273,892
5.07% (G), 05/25/2023	10,900,000	10,732,732
Mont Blanc Capital Corp.
4.74% (G), 02/21/2023	2,709,000	2,701,849
Sheffield Receivables Co. LLC
4.83% (G), 03/06/2023	14,000,000	13,938,900
Thunder Bay Funding LLC
5.03% (G), 05/12/2023 - 05/18/2023	18,450,000	18,197,694
Victory Receivables Corp.
4.87% (G), 04/28/2023	25,000,000	24,715,256

		126,452,330

Food Products - 0.6%
Britannia Funding Co. LLC
4.79% (G), 02/07/2023	15,000,000	14,986,933

	Principal	Value
COMMERCIAL PAPER (continued)
Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
4.72% (G), 03/01/2023	$ 10,500,000	$ 10,461,464

Software - 0.8%
Manhattan Asset Funding Co. LLC
4.91% (G), 05/24/2023	9,000,000	8,866,264
5.20% (G), 07/10/2023	11,073,000	10,830,034

		19,696,298

Total Commercial Paper (Cost $425,974,131)		426,050,976

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bills
4.13% (G), 02/02/2023 (C)	7,243,000	7,242,196
4.28% (G), 03/09/2023	35,652,000	35,492,850
4.60% (G), 06/08/2023	30,417,000	29,927,128
4.61% (G), 06/08/2023	3,574,000	3,516,440
4.81% (G), 07/20/2023	11,946,000	11,689,014
4.83% (G), 07/20/2023	11,263,000	11,020,707

Total Short-Term U.S. Government Obligations (Cost $98,906,248)		98,888,335

	Shares	Value
OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (G)	54,828,934	54,828,934

Total Other Investment Company (Cost $54,828,934)		54,828,934

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (G), dated 01/31/2023, to be repurchased at $25,035,217 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $25,534,660.	$ 25,033,965	25,033,965

Total Repurchase Agreement (Cost $25,033,965)		25,033,965

Total Investments (Cost $3,176,027,628)		3,084,974,177
Net Other Assets (Liabilities) - (22.0)%		(555,956,684)

Net Assets - 100.0%		$ 2,529,017,493

Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$128,867,782	$—	$128,867,782
Corporate Debt Securities	—	840,150,729	—	840,150,729
Foreign Government Obligations	—	12,223,127	—	12,223,127
Mortgage-Backed Securities	—	164,911,487	—	164,911,487
Municipal Government Obligation	—	307,385	—	307,385
U.S. Government Agency Obligations	—	602,015,433	—	602,015,433
U.S. Government Obligations	—	726,224,000	—	726,224,000
Preferred Stocks	5,472,024	—	—	5,472,024
Commercial Paper	—	426,050,976	—	426,050,976
Short-Term U.S. Government Obligations	—	98,888,335	—	98,888,335
Other Investment Company	54,828,934	—	—	54,828,934
Repurchase Agreement	—	25,033,965	—	25,033,965

Total Investments	$60,300,958	$3,024,673,219	$—	$3,084,974,177

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $468,990,785, representing 18.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $81,736,691, collateralized by cash collateral of $54,828,934 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $28,614,900. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at January 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 10

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Core Bond (formerly, Transamerica Intermediate Bond) (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 12